Vanguard Explorer™ Fund

Supplement to the Prospectus and Summary Prospectus Dated February 24, 2015

Chartwell Investment Partners, Inc. (Chartwell)—one of the advisors to Vanguard Explorer Fund—recently completed a corporate restructuring, which resulted in Chartwell converting from a Pennsylvania corporation to a Pennsylvania limited liability company.

Chartwell Investment Partners, LLC has assumed investment advisory responsibilities for the portion of assets of the Fund previously advised by Chartwell Investment Partners, Inc.

Chartwell Investment Partners, LLC will have an identical governance structure to Chartwell Investment Partners, Inc., and the restructuring should not result in a change in the nature or level of advisory services provided to the Fund or an increase in the fees paid by the Fund for such services. The Fund’s investment objective, strategies, and risks remain unchanged.

All references to Chartwell Investment Partners, Inc. (Chartwell) in the prospectus and summary prospectus are hereby replaced with Chartwell Investment Partners, LLC (Chartwell).

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 24 072015

Vanguard Explorer™ Fund

Supplement to the Statement of Additional Information Dated February 24, 2015

Chartwell Investment Partners, Inc. (Chartwell)—one of the advisors to Vanguard Explorer Fund—recently completed a corporate restructuring, which resulted in Chartwell converting from a Pennsylvania corporation to a Pennsylvania limited liability company.

Chartwell Investment Partners, LLC has assumed investment advisory responsibilities for the portion of assets of the Fund previously advised by Chartwell Investment Partners, Inc.

Chartwell Investment Partners, LLC will have an identical governance structure to Chartwell Investment Partners, Inc., and the restructuring should not result in a change in the nature or level of advisory services provided to the Fund or an increase in the fees paid by the Fund for such services. The Fund’s investment objective, strategies, and risks remain unchanged.

All references to Chartwell Investment Partners, Inc. (Chartwell) in the Statement of Additional Information are hereby replaced with Chartwell Investment Partners, LLC (Chartwell).

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 24A 072015